Consolidated Balance Sheets (Parenthetical) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Statement Of Partners Capital [Abstract]
Allowance for doubtful accounts - trade and other receivables, current | $	$ 0.8	$ 0.7
Preferred stock, par value | $ / shares	$ 0.01
Preferred stock, shares authorized	80,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value | $ / shares	$ 0.01	$ 0.01
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	72,604,000	61,860,000
Common stock, shares outstanding	72,604,000	61,860,000
Adjusted stock split	0.008	0.008